Business Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Segments [Abstract]
Business Segments

10.  Business Segments

DPL operates through two segments; Utility and Competitive Retail.  The Utility segment consists of the operations of DPL’s subsidiary, DP&L.  The Competitive Retail segment consists of DPL’s wholly owned subsidiary DPLER, including DPLER’s wholly owned subsidiary, MC Squared.  This is how we view our business and make decisions on how to allocate resources and evaluate performance.

The Utility segment is comprised of DP&L’s electric generation, transmission and distribution businesses which generate and sell electricity to residential, commercial, industrial and governmental customers.  DP&L generates electricity at five coal-fired power plants and DP&L distributes power to more than 516,000 retail customers who are located in a 6,000 square mile area of West Central Ohio.  DP&L also sells electricity to DPLER and any excess energy and capacity is sold into the PJM wholesale market.  DP&L’s transmission and distribution businesses are subject to rate regulation by federal and state regulators while rates for its generation business are deemed competitive under Ohio law.

The Competitive Retail segment is comprised of the DPLER and MC Squared competitive retail electric service businesses which sell retail electric energy under contract to residential, commercial, industrial and governmental customers who have selected DPLER or MC Squared as their alternative electric supplier.  As of March 31, 2015, the Competitive Retail segment sold electricity to approximately 259,000 customers located throughout Ohio and in Illinois.  This number includes approximately 116,000 customers in Northern Illinois of MC Squared, a Chicago-based retail electricity supplier.  On April 1, 2015, DPLER closed on the sale of MC Squared to Chicago-based Wolverine.  After considering the sale of MC Squared on April 1, 2015, the Competitive Retail segment sold electricity to 143,000 customers.  The Competitive Retail segment’s electric energy used to meet its sales obligations was purchased from DP&L.  The majority of intercompany sales from DP&L to DPLER are based on fixed-price contracts for each DPLER customer; the price approximates market prices for wholesale power at the inception of each customer’s contract.  The Competitive Retail segment has no transmission or generation assets.  The operations of the Competitive Retail segment are not subject to cost-of-service rate regulation by federal or state regulators.

Included in the “Other” column in the following tables are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs including interest expense on DPL’s debt.

Management evaluates segment performance based on gross margin.  The accounting policies of the reportable segments are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies.  Intersegment sales and profits are eliminated in consolidation.

The following tables present financial information for each of DPL’s reportable business segments:

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated
For the three months ended March 31, 2015

Revenues from external customers	$350.6	$122.3	$21.6	$-	$494.5
Intersegment revenues	110.7	-	1.6	(112.3)	-
Total revenues	461.3	122.3	23.2	(112.3)	494.5

Fuel	69.3	-	7.1	-	76.4
Purchased power	189.7	111.7	4.2	(111.4)	194.2

Gross margin	$202.3	$10.6	$11.9	$(0.9)	$223.9

Depreciation and amortization	$34.7	$0.3	$-	$-	$35.0
Interest expense	8.7	-	21.9	(0.1)	30.5
Income tax expense (benefit)	14.8	1.3	(3.4)	-	12.7
Net income / (loss)	36.5	1.6	(9.4)	-	28.7

Cash capital expenditures	$33.1	$0.2	$0.4	$-	$33.7

At March 31, 2015
Total assets	$3,289.7	$72.3	$1,476.1	$(1,284.2)	$3,553.9

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated
For the three months ended March 31, 2014

Revenues from external customers	$292.6	$148.4	$19.2	$0.1	$460.3
Intersegment revenues	139.5	-	1.0	(140.5)	-
Total revenues	432.1	148.4	20.2	(140.4)	460.3

Fuel	84.3	-	5.7	-	90.0
Purchased power	168.0	140.2	5.4	(139.5)	174.1
Amortization of intangibles	-	-	0.3	-	0.3

Gross margin	$179.8	$8.2	$8.8	$(0.9)	$195.9

Depreciation and amortization	$36.5	$0.1	$(1.4)	$0.1	$35.3
Goodwill impairment	-	-	135.8	-	135.8
Fixed-asset impairment	-	-	11.5	-	11.5
Interest expense	7.8	0.1	23.1	(0.2)	30.8
Income tax expense (benefit)	4.0	(0.7)	95.4	0.1	98.8
Net income / (loss)	9.4	(1.4)	(257.0)	-	(249.0)

Cash capital expenditures	$27.4	$-	$1.0	$-	$28.4

At December 31, 2014
Total assets	$3,338.7	$94.9	$1,440.1	$(1,295.9)	$3,577.8

Note 14 – Business Segments

DPL operates through two segments consisting of the operations of two of its wholly-owned subsidiaries, DP&L (Utility segment) and DPLER (Competitive Retail segment which includes DPLER’s wholly-owned subsidiary, MC Squared).  This is how we view our business and make decisions on how to allocate resources and evaluate performance.

The Utility segment is comprised of DP&L’s electric generation, transmission and distribution businesses which generate and deliver electricity to residential, commercial, industrial and governmental customers.  DP&L generates electricity at five coal-fired electric generating stations and distributes electricity to more than 516,000 retail customers who are located in a 6,000 square mile area of West Central Ohio.  DP&L also sells electricity to DPLER and any excess energy and capacity is sold into the wholesale market.  DP&L’s transmission and distribution businesses are subject to rate regulation by federal and state regulators while its generation business is deemed competitive under Ohio law.

The Competitive Retail segment is DPLER’s competitive retail electric service businesses which sell retail electric energy under contract to residential, commercial, industrial and governmental customers who have selected DPLER or its subsidiary MC Squared as their alternative electric supplier.  The Competitive Retail segment sells electricity to approximately 260,000 customers currently located throughout Ohio and in Illinois.  The Competitive Retail segment’s electric energy used to meet its sales obligations was purchased from DP&L.  Intercompany sales from DP&L to DPLER are based on fixed-price contracts for each customer; the price approximates market prices for wholesale power at the inception of each customer’s contract.  DP&L started selling power to MC Squared during June 2012 and became their sole source of power in September 2012 under the same terms as above.  The operations of the Competitive Retail segment are not subject to cost-of-service rate regulation by federal or state regulators.

Included within the “Other” column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs which include interest expense on DPL’s debt.

Management evaluates segment performance based on gross margin.  The accounting policies of the reportable segments are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies.  Intersegment sales and profits are eliminated in consolidation.

The following tables present financial information for each of DPL’s reportable business segments:

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2014
Revenues from external customers	$1,181.2	$533.6	$48.2	$-	$1,763.0
Intersegment revenues	487.1	-	5.5	(492.6)	-
Total revenues	1,668.3	533.6	53.7	(492.6)	1,763.0

Fuel	314.9	-	(10.4)	-	304.5
Purchased power	582.4	491.8	7.5	(489.1)	592.6
Amortization of intangibles	-	-	1.2	-	1.2

Gross margin (a)	$771.0	$41.8	$55.4	$(3.5)	$864.7

Depreciation and amortization	$144.8	$0.8	$(5.8)	$-	$139.8
Goodwill impairment (Note 5)	$-	$-	$135.8	$-	$135.8
Fixed asset impairment	$-	$-	$11.5	$-	$11.5
Interest expense	$33.9	$0.5	$92.9	$(0.7)	$126.6
Income tax expense / (benefit)	$39.7	$2.0	$(23.7)	$-	$18.0
Net income / (loss)	$115.0	$3.2	$(192.8)	$-	$(74.6)

Cash capital expenditures	$114.2	$2.5	$1.4	$-	$118.1

Total assets (end of year)	$3,338.7	$94.9	$1,440.1	$(1,295.9)	$3,577.8

(a)For purposes of discussing operating results, we present and discuss gross margins. This format is useful to investors because it allows analysis and comparability of operating trends and includes the same information that is used by management to make decisions regarding our financial performance.

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2013
Revenues from external customers	$1,098.2	$511.6	$27.1	$-	$1,636.9
Intersegment revenues	453.3	-	4.0	(457.3)	-
Total revenues	1,551.5	511.6	31.1	(457.3)	1,636.9

Fuel	362.5	-	4.2	-	366.7
Purchased power	381.9	459.7	1.1	(453.7)	389.0
Amortization of intangibles	-	-	7.1	-	7.1

Gross margin (a)	$807.1	$51.9	$18.7	$(3.6)	$874.1

Depreciation and amortization	$140.2	$0.6	$(7.9)	$-	$132.9
Goodwill impairment (Note 5)	$-	$-	$306.3	$-	$306.3
Fixed asset impairment	$86.0	$-	$(59.8)	$-	$26.2
Interest expense	$37.2	$0.5	$86.9	$(0.6)	$124.0
Income tax expense / (benefit)	$18.6	$4.2	$(0.5)	$-	$22.3
Net income / (loss)	$83.6	$6.6	$(312.2)	$-	$(222.0)

Cash capital expenditures	$122.1	$-	$2.3	$-	$124.4

Total assets (end of year)	$3,313.1	$105.0	$1,675.8	$(1,372.4)	$3,721.5

(a)For purposes of discussing operating results, we present and discuss gross margins. This format is useful to investors because it allows analysis and comparability of operating trends and includes the same information that is used by management to make decisions regarding our financial performance.

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2012
Revenues from external customers	$1,138.4	$493.1	$36.9	$-	$1,668.4
Intersegment revenues	393.4	-	3.4	(396.8)	-
Total revenues	1,531.8	493.1	40.3	(396.8)	1,668.4

Fuel	354.9	-	7.0	-	361.9
Purchased power	309.5	424.5	1.5	(393.4)	342.1
Amortization of intangibles	-	-	95.1	-	95.1

Gross margin (a)	$867.4	$68.6	$(63.3)	$(3.4)	$869.3

Depreciation and amortization	$141.3	$0.4	$(16.3)	$-	$125.4
Goodwill impairment (Note 5)	$-	$-	$1,817.2	$-	$1,817.2
Fixed asset impairment	$80.8	$-	$(80.8)	$-	$-
Interest expense	$39.1	$0.6	$83.9	$(0.7)	$122.9
Income tax expense / (benefit)	$55.1	$18.1	$(25.5)	$-	$47.7
Net income / (loss)	$91.2	$22.8	$(1,725.4)	$(118.4)	$(1,729.8)

Cash capital expenditures	$195.5	$-	$2.6	$-	$198.1

Total assets (end of year)	$3,464.2	$99.2	$683.9	$-	$4,247.3

(a)For purposes of discussing operating results, we present and discuss gross margins. This format is useful to investors because it allows analysis and comparability of operating trends and includes the same information that is used by management to make decisions regarding our financial performance.